Activity in Options Available to be Granted Under Employee Stock Option Scheme (Parenthetical) (Detail) (Employees Stock Option Scheme, INR) In Millions, unless otherwise specified	0 Months Ended
	Jun. 27, 2013	Jun. 27, 2013
Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance	100.0	100.0
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved	200.0